UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
REVENUES:
Total vessel revenues	$ 21,482,267	$ 36,669,776
Revenue from services (including $0 and $5,279,022 from related parties for the six months ended June 30, 2024, and 2025, respectively)	16,803,545	0
Total revenues	38,285,812	36,669,776
EXPENSES:
Voyage expenses (including $463,672, and $746,633 to related party for the six months ended June 30, 2024, and 2025, respectively)	(1,776,817)	(2,012,774)
Vessel operating expenses	(10,244,724)	(14,657,651)
Cost of revenue from services (exclusive of depreciation and amortization shown separately below)	(10,504,581)	0
Management fees to related parties	(2,288,643)	(2,486,692)
Depreciation and amortization	(6,653,155)	(7,387,855)
Loss on vessels held for sale	(5,554,777)	0
Provision for doubtful accounts	(15,459)	0
General and administrative expenses (including $1,599,000, and $1,648,570 to related party for the six months ended June 30, 2024, and 2025, respectively)	(9,547,735)	(3,387,071)
Net gain / (loss) on sale of vessels	(2,001,646)	19,307,595
Gain from a claim	0	1,411,356
Total expenses, net	(48,587,537)	(9,213,092)
Other operating income (expense):
Net gain on disposal of assets	410,099	0
Net gain from equity method investments	441,493	0
Net loss from equity method investments measured at fair value	(24,814,649)	0
Total other operating expense	(23,963,057)	0
Operating income / (loss)	(34,264,782)	27,456,684
OTHER INCOME/(EXPENSES):
Interest and finance costs (including $0, and $2,265,828 to related party for the six months ended June 30, 2024, and 2025, respectively)	(3,194,121)	(4,004,694)
Interest income	1,009,447	3,326,854
Foreign exchange loss	(1,139,598)	(85,658)
Dividend income from equity method investments measured at fair value (related party)	10,610,587	0
Dividend income on equity securities	2,196,716	2,853,165
Dividend income from related party	703,889	707,777
Gain on equity securities	5,457,774	15,025,838
Other, net	2,213,634	0
Total other expenses, net	17,858,328	17,823,282
Net income / (loss), before taxes	(16,406,454)	45,279,966
Income taxes	(602,133)	(94,609)
Net income / (loss)	(17,008,587)	45,185,357
Less: Net loss attributable to the non-controlling interest	3,191,062	0
Net income / (loss) attributable to Castor Maritime Inc.	(13,817,525)	45,185,357
Dividend on Series D Preferred Shares	(2,513,889)	(1,263,889)
Deemed dividend on Series D Preferred Shares	(1,451,187)	(249,515)
Net income / (loss) attributable to common shareholders of Castor Maritime Inc.	(17,782,601)	43,671,953
Other comprehensive income:
Foreign currency translation	28,586,783	0
Net cash flow hedges	394,454	0
Other comprehensive income	28,981,237	0
Other comprehensive income attributable to noncontrolling interests	(7,622,435)	0
Other comprehensive income attributable to Castor Maritime Inc.	21,358,802	0
Total comprehensive income	11,972,650	45,185,357
Comprehensive income attributable to noncontrolling interests	(4,431,373)	0
Total comprehensive income attributable to Castor Maritime Inc.	$ 7,541,277	$ 45,185,357
Earnings / (loss) per common share, basic attributable to Castor Maritime Inc. common shareholders (in dollars per share)	$ (1.84)	$ 4.52
Earnings / (loss) per common share, diluted attributable to Castor Maritime Inc. common shareholders (in dollars per share)	$ (1.84)	$ 2.11
Weighted average number of common shares, basic (in shares)	9,662,354	9,662,354
Weighted average number of common shares, diluted (in shares)	9,662,354	21,397,406
Time Charter [Member]
REVENUES:
Total vessel revenues	$ 20,213,839	$ 36,669,776
Pool [Member]
REVENUES:
Total vessel revenues	$ 1,268,428	$ 0